Equity	12 Months Ended
Mar. 31, 2014
Equity

15. Equity:

The Japanese Company Law (the “Company Law”) provides that an amount equal to 10% of cash dividends from retained earnings by the Company and its Japanese subsidiaries must be appropriated as a legal reserve. No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

The amount of statutory retained earnings of the Company available for dividend payments to shareholders was ¥69,109 million and ¥91,137 million for the years ended March 31, 2013 and 2014, respectively. In accordance with customary practice in Japan, the appropriations are not accrued in the financial statements for the period to which they relate, but are recorded in the subsequent accounting period. Retained earnings for the year ended March 31, 2014 includes amounts representing final cash dividends of ¥7,585 million, ¥27.5 per share.

Repurchased treasury stock is not entitled to a dividend under the Company Law. NIDEC resolved to repurchase its own shares at several meetings of its Board of Directors during the years ended March 31, 2013 and 2014. In accordance with the resolution, NIDEC repurchased 10,156,400 shares of treasury stock for the aggregate cost of ¥31,209 million and 1,000,000 shares of treasury stock for the aggregate cost of ¥2,696 million during years ended March 31, 2013 and 2014. NIDEC owned 20,311,044 shares, or ¥56,109 million and 14,343,952 shares, or ¥40,527 million of treasury stock repurchased for the years ended March 31, 2013 and 2014, which were restricted regarding the payment of cash dividend.

On October 1, 2012, NIDEC made the Nidec Sankyo Corporation (“NSNK”) a wholly owned subsidiary through a share exchange transaction. NIDEC allocated 6,350,630 shares of its common stock held in treasury to holders of NSNK stock in connection with the share exchange transaction. As a result of the share exchange transaction, NIDEC’s equity interests in NSNK increased from 77.1% to 100%.

On October 1, 2013, NIDEC made the Nidec Copal Corporation (“NCPL”) a wholly owned subsidiary through a share exchange transaction. NIDEC allocated 4,856,764 shares of its common stock held in treasury to holders of NCPL stock in connection with the share exchange transaction. As a result of the share exchange transaction, NIDEC’s equity interest in NCPL increased from 66.5% to 100.0%.

On October 1, 2013, NIDEC made the Nidec Tosok Corporation (“NTSC”) a wholly owned subsidiary through a share exchange transaction. NIDEC allocated 2,624,000 shares of its common stock held in treasury to holders of NTSC stock in connection with the share exchange transaction. As a result of the share exchange transaction, NIDEC’s equity interest in NTSC increased from 72.3% to 100.0%.

NIDEC implemented a two-for-one stock split on NIDEC’s common stock as of March 31, 2014.Therefore, NIDEC adjusted shares of common stock and those of treasury stock under the assumption that the stock split had been implemented on March 31, 2012, retrospectively.

Retained earnings relating to equity in undistributed earnings reflect ¥190 million, ¥152 million and ¥168 million of accumulated deficit of the companies accounted for by the equity method for the years ended March 31, 2012, 2013 and 2014.

The changes in accumulated other comprehensive income (loss) by component are as follows:

	Yen in Millions
	Foreign currency translation adjustments	Unrealized gains (losses) from securities	Unrealized gains (losses) from derivative instruments	Pension liability adjustments	Total
For the year ended March 31, 2014:
Balance at March 31, 2013	12,636	1,187	242	(1,112)	12,953
Other comprehensive income (loss) before reclassifications	41,903	3,145	(244)	754	45,558
Amounts reclassified from accumulated other comprehensive income (loss)	—	(147)	(22)	34	(135)

Net change during the current period other comprehensive income (loss)	41,903	2,998	(266)	788	45,423

Balance at March 31, 2014	54,539	4,185	(24)	(324)	58,376

Reclassification out of accumulated other comprehensive income (loss) are as follows:

Yen in Millions
	Amount Reclassified from Accumulated other comprehensive income (loss) *1	Affected line items in consolidated statement of income
For the year ended March 31, 2014:
Unrealized gains (losses) from securities	(230)	Gain from marketable securities, net
	83	Income taxes

	(147)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(147)	Net income attributable to Nidec Corporation

Unrealized gains (losses) from derivative instruments	(37)	Cost of products sold, Interest expense.
	15	Income taxes

	(22)	Consolidated net income
	—	Net income attributable to noncontrolling interests

	(22)	Net income attributable to Nidec Corporation

Pension liability adjustments	(38)	*2
	22	Income taxes

	(16)	Consolidated net income
	50	Net income attributable to noncontrolling interests

	34	Net income attributable to Nidec Corporation

Total amount reclassified, net of tax and noncontrolling interests	(135)

*1	Amounts in parentheses indicate gains in consolidated statement of income.
*2	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2012:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,665)	¥—	¥(2,665)
Reclassification adjustments for gains and losses realized in net income	105	—	105
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(358)	129	(229)
Reclassification adjustments for gains and losses realized in net income	253	(31)	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(541)	216	(325)
Reclassification adjustments for gains and losses realized in net income	291	(112)	179
Pension liability adjustment:
Actuarial losses arising during period	(831)	114	(717)
Prior service cost arising during period	(10)	4	(6)
Reclassification adjustments for actuarial gains and losses realized in net income	891	(340)	551
Reclassification adjustments for prior service credit and cost realized in net income	463	(198)	265

Other comprehensive income (loss)	¥(2,402)	¥(218)	¥(2,620)

For the year ended March 31, 2013:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥62,024	¥—	¥62,024
Reclassification adjustments for gains and losses realized in net income	134	—	134
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	156	(56)	100
Reclassification adjustments for gains and losses realized in net income	88	(37)	51
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	93	(30)	63
Reclassification adjustments for gains and losses realized in net income	196	(90)	106
Pension liability adjustment:
Actuarial losses arising during period	(328)	(93)	(421)
Prior service cost arising during period	—	—	—
Reclassification adjustments for actuarial gains and losses realized in net income	130	(45)	85
Reclassification adjustments for prior service credit and cost realized in net income	(152)	55	(97)

Other comprehensive income (loss)	¥62,341	¥(296)	¥62,045

For the year ended March 31, 2014:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥43,429	¥—	¥43,429
Reclassification adjustments for gains and losses realized in net income	—	—	—
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	4,567	(1,440)	3,127
Reclassification adjustments for gains and losses realized in net income	(230)	83	(147)
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(397)	153	(244)
Reclassification adjustments for gains and losses realized in net income	(37)	15	(22)
Pension liability adjustment:
Actuarial gains arising during period	1,071	(378)	693
Prior service cost arising during period	74	(14)	60
Reclassification adjustments for actuarial gains and losses realized in net income	119	(35)	84
Reclassification adjustments for prior service credit and cost realized in net income	(157)	57	(100)

Other comprehensive income (loss)	¥48,439	¥(1,559)	¥46,880